Label	Element	Value
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Defiance Quantum ETF (QTUM)
(the “Fund”)
May 16, 2025
Supplement to the Summary Prospectus and Prospectus each dated April 30, 2025

Effective with the June 2025 rebalance and reconstitution of the Fund’s underlying index, the following sentence replaces the last sentence in the first paragraph of the “BlueStar Quantum Computing and Machine Learning Index” description in the “Principal Investment Strategies” section:

Companies identified by BlueStar’s screening process are then screened for investibility, including minimum liquidity thresholds and a minimum market capitalization of (i) US$150 million for companies that derive at least 50% of their annual revenue or operating activity from machine learning-related products or activities and (ii) US$100 million for companies that derive at least 50% of their annual revenue or operating activity from quantum computing-related products or activities.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Defiance Quantum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Quantum ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Companies identified by BlueStar’s screening process are then screened for investibility, including minimum liquidity thresholds and a minimum market capitalization of (i) US$150 million for companies that derive at least 50% of their annual revenue or operating activity from machine learning-related products or activities and (ii) US$100 million for companies that derive at least 50% of their annual revenue or operating activity from quantum computing-related products or activities.

Defiance Quantum ETF | Defiance Quantum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QTUM